Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2011
Securities Available for Sale (Tables) [Abstract]
Securities Available For Sale Major Categories

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$6,920	59	(11)	6,968
Securities of U.S. states and political subdivisions	32,307	1,169	(883)	32,593
Mortgage-backed securities:
Federal agencies	92,279	4,485	(10)	96,754
Residential	16,997	1,253	(414)	17,836
Commercial	17,829	1,249	(928)	18,150
Total mortgage-backed securities	127,105	6,987	(1,352)	132,740
Corporate debt securities	17,921	769	(286)	18,404
Collateralized debt obligations (1)	8,650	298	(349)	8,599
Other (2)	19,739	378	(225)	19,892
Total debt securities	212,642	9,660	(3,106)	219,196
Marketable equity securities:
Perpetual preferred securities	2,396	185	(54)	2,527
Other marketable equity securities	533	366	(9)	890
Total marketable equity securities	2,929	551	(63)	3,417
Total (3)	$215,571	10,211	(3,169)	222,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$1,570	49	(15)	1,604
Securities of U.S. states and political subdivisions	18,923	568	(837)	18,654
Mortgage-backed securities:
Federal agencies	78,578	3,555	(96)	82,037
Residential	18,294	2,398	(489)	20,203
Commercial	12,990	1,199	(635)	13,554
Total mortgage-backed securities	109,862	7,152	(1,220)	115,794
Corporate debt securities	9,015	1,301	(37)	10,279
Collateralized debt obligations (1)	4,638	369	(229)	4,778
Other (2)	16,063	576	(283)	16,356
Total debt securities	160,071	10,015	(2,621)	167,465
Marketable equity securities:
Perpetual preferred securities	3,671	250	(89)	3,832
Other marketable equity securities	587	771	(1)	1,357
Total marketable equity securities	4,258	1,021	(90)	5,189
Total (3)	$164,329	11,036	(2,711)	172,654

  Includes collateralized loan obligations with both a cost basis and fair value of $8.1 billion, at December 31, 2011, and $4.0 billion and $4.2 billion, respectively, at December 31, 2010.
  Included in the “Other” category are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $6.7 billion each at December 31, 2011, and $6.2 billion and $6.4 billion, respectively, at December 31, 2010. Also included in the "Other" category are asset-backed securities collateralized by home equity loans with a cost basis and fair value of $846 million and $932 million, respectively, at December 31, 2011, and $927 million and $1.1 billion, respectively, at December 31, 2010. The remaining balances primarily include asset-backed securities collateralized by credit cards and student loans.
  At December 31, 2011 and 2010, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders' equity.

Securities Available For Sale Gross Unrealized Losses Over And Under 12 Months

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-	(11)	5,473
Securities of U.S. states and political subdivisions	(229)	8,501	(654)	4,348	(883)	12,849
Mortgage-backed securities:
Federal agencies	(7)	2,392	(3)	627	(10)	3,019
Residential	(80)	3,780	(334)	3,440	(414)	7,220
Commercial	(157)	3,183	(771)	3,964	(928)	7,147
Total mortgage-backed securities	(244)	9,355	(1,108)	8,031	(1,352)	17,386
Corporate debt securities	(205)	8,107	(81)	167	(286)	8,274
Collateralized debt obligations	(150)	4,268	(199)	613	(349)	4,881
Other	(55)	3,002	(170)	841	(225)	3,843
Total debt securities	(894)	38,706	(2,212)	14,000	(3,106)	52,706
Marketable equity securities:
Perpetual preferred securities	(13)	316	(41)	530	(54)	846
Other marketable equity securities	(9)	61	-	-	(9)	61
Total marketable equity securities	(22)	377	(41)	530	(63)	907
Total	$(916)	39,083	(2,253)	14,530	(3,169)	53,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-	(15)	544
Securities of U.S. states and political subdivisions	(322)	6,242	(515)	2,720	(837)	8,962
Mortgage-backed securities:
Federal agencies	(95)	8,103	(1)	60	(96)	8,163
Residential	(35)	1,023	(454)	4,440	(489)	5,463
Commercial	(9)	441	(626)	5,141	(635)	5,582
Total mortgage-backed securities	(139)	9,567	(1,081)	9,641	(1,220)	19,208
Corporate debt securities	(10)	477	(27)	157	(37)	634
Collateralized debt obligations	(13)	679	(216)	456	(229)	1,135
Other	(13)	1,985	(270)	757	(283)	2,742
Total debt securities	(512)	19,494	(2,109)	13,731	(2,621)	33,225
Marketable equity securities:
Perpetual preferred securities	(41)	962	(48)	467	(89)	1,429
Other marketable equity securities	-	-	(1)	7	(1)	7
Total marketable equity securities	(41)	962	(49)	474	(90)	1,436
Total	$(553)	20,456	(2,158)	14,205	(2,711)	34,661

Securities Available For Sale Gross Unrealized Losses By Investment Grade

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-
Securities of U.S. states and political subdivisions	(781)	12,093	(102)	756
Mortgage-backed securities:
Federal agencies	(10)	3,019	-	-
Residential	(39)	2,503	(375)	4,717
Commercial	(429)	6,273	(499)	874
Total mortgage-backed securities	(478)	11,795	(874)	5,591
Corporate debt securities	(165)	7,156	(121)	1,118
Collateralized debt obligations	(185)	4,597	(164)	284
Other	(186)	3,458	(39)	385
Total debt securities	(1,806)	44,572	(1,300)	8,134
Perpetual preferred securities	(53)	833	(1)	13
Total	$(1,859)	45,405	(1,301)	8,147

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-
Securities of U.S. states and political subdivisions	(722)	8,423	(115)	539
Mortgage-backed securities:
Federal agencies	(96)	8,163	-	-
Residential	(23)	888	(466)	4,575
Commercial	(299)	4,679	(336)	903
Total mortgage-backed securities	(418)	13,730	(802)	5,478
Corporate debt securities	(22)	330	(15)	304
Collateralized debt obligations	(42)	613	(187)	522
Other	(180)	2,510	(103)	232
Total debt securities	(1,399)	26,150	(1,222)	7,075
Perpetual preferred securities	(81)	1,327	(8)	102
Total	$(1,480)	27,477	(1,230)	7,177

Debt Securities Available For Sale Contractual Maturities

			Remaining contractual principal maturity
		Weighted-			After one year		After five years
	Total	average	Within one year		through five years		through ten years		After ten years
(in millions)	amount	yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2011

Securities of U.S. Treasury
and federal agencies	$6,968	0.91%	$57	0.48%	$6,659	0.84%	$194	2.73%	$58	3.81%
Securities of U.S. states and
political subdivisions	32,593	4.94	520	3.02	11,679	2.90	2,692	5.31	17,702	6.28
Mortgage-backed securities:
Federal agencies	96,754	4.39	1	6.47	442	4.02	1,399	3.07	94,912	4.42
Residential	17,836	4.51	-	-	-	-	640	1.88	17,196	4.61
Commercial	18,150	5.40	-	-	-	-	87	3.33	18,063	5.41
Total mortgage-backed
securities	132,740	4.55	1	6.47	442	4.02	2,126	2.72	130,171	4.58
Corporate debt securities	18,404	4.64	815	5.57	11,022	3.40	4,691	6.67	1,876	6.38
Collateralized debt
obligations	8,599	1.10	-	-	540	1.61	6,813	1.00	1,246	1.42
Other	19,892	1.89	506	2.29	12,963	1.75	3,149	2.04	3,274	2.29
Total debt securities
at fair value	$219,196	4.12%	$1,899	3.85%	$43,305	2.36%	$19,665	3.31%	$154,327	4.72%

December 31, 2010

Securities of U.S. Treasury
and federal agencies	$1,604	2.54%	$9	5.07%	$641	1.72%	$852	2.94%	$102	4.15%
Securities of U.S. states and
political subdivisions	18,654	5.99	322	3.83	3,210	3.57	1,884	6.13	13,238	6.60
Mortgage-backed securities:
Federal agencies	82,037	5.01	5	6.63	28	6.58	420	5.23	81,584	5.00
Residential	20,203	4.98	-	-	-	-	341	3.20	19,862	5.01
Commercial	13,554	5.39	-	-	1	1.38	215	5.28	13,338	5.39
Total mortgage-backed
securities	115,794	5.05	5	6.63	29	6.38	976	4.53	114,784	5.05
Corporate debt securities	10,279	5.94	545	7.82	3,853	6.01	4,817	5.62	1,064	6.21
Collateralized debt obligations	4,778	0.80	-	-	545	0.88	2,581	0.72	1,652	0.90
Other	16,356	2.53	1,588	2.89	7,887	3.00	4,367	2.01	2,514	1.72
Total debt securities
at fair value	$167,465	4.81%	$2,469	4.12%	$16,165	3.72%	$15,477	3.63%	$133,354	5.10%

Securities Available For Sale Realized Gains And Losses

	Year ended December 31,
(in millions)	2011	2010	2009
Gross realized gains	$1,305	645	1,601
Gross realized losses	(70)	(32)	(160)
OTTI write-downs	(541)	(692)	(1,094)
Net realized gains (losses) from
securities available for sale	694	(79)	347
Net realized gains (losses) from principal
and private equity investments	842	534	(289)
Net realized gains from
debt securities and
equity investments	$1,536	455	58

Securities Available For Sale And Nonmarketable Equity Securities Other Than Temporary Impairment

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$2	16	7
Mortgage-backed securities:
Federal agencies (1)	-	267	-
Residential	252	175	595
Commercial	101	120	137
Corporate debt securities	3	10	69
Collateralized debt obligations	1	15	125
Other debt securities	64	69	79
Total debt securities	423	672	1,012
Equity securities:
Marketable equity securities:
Perpetual preferred securities	96	15	50
Other marketable equity securities	22	5	32
Total marketable equity securities	118	20	82
Total securities available for sale	541	692	1,094
Nonmarketable equity securities	170	248	573
Total OTTI write-downs included in earnings	$711	940	1,667

  For the year ended December 31, 2010, amount represents OTTI recognized on federal agency MBS because we had the intent to sell, of which $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.

Debt Securities Available For Sale Other Than Temporary Impairment

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$422	400	982
Intent-to-sell OTTI (1)	1	272	30
Total recorded as part of gross realized losses	423	672	1,012
Recorded directly to OCI for non-credit-related impairment:
U.S. states and political subdivisions	(1)	(4)	3
Residential mortgage-backed securities	(171)	(326)	1,124
Commercial mortgage-backed securities	105	138	179
Corporate debt securities	2	(1)	(2)
Collateralized debt obligations	4	54	20
Other debt securities	(13)	(33)	16
Total recorded directly to OCI for increase (decrease) in non-credit-related impairment (2)	(74)	(172)	1,340
Total OTTI losses recorded on debt securities	$349	500	2,352

  For the year ended December 31, 2010, amount includes $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
  Represents amounts recorded to OCI on debt securities in periods OTTI write-downs have occurred. Changes in fair value in subsequent periods on such securities, to the extent additional credit-related OTTI did not occur, are not reflected in this total. Increases represent OTTI write-downs recorded to OCI on debt securities in the periods non-credit related impairment has occurred. Decreases represent partial recoveries in the fair value of securities due to factors other than credit, where the increase in fair value was not sufficient to recover the full amount of the unrealized loss on such securities.

Credit Loss Component Of Credit-Impaired Debt Securities

	Year ended December 31,
(in millions)	2011	2010	2009
Credit loss component, beginning of year	$1,043	1,187	471
Additions:
Initial credit impairments	87	122	625
Subsequent credit impairments	335	278	357
Total additions	422	400	982
Reductions:
For securities sold	(160)	(263)	(255)
For securities derecognized due to changes in consolidation status of variable interest entities	(2)	(242)	-
Due to change in intent to sell or requirement to sell	-	(2)	(1)
For recoveries of previous credit impairments (1)	(31)	(37)	(10)
Total reductions	(193)	(544)	(266)
Credit loss component, end of year	$1,272	1,043	1,187

  Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

Credit Loss Component Of Residential Mortgage Backed Securities Inputs To Measure

	Year ended December 31,
($ in millions)	2011	2010	2009
Credit impairment losses on residential MBS
Investment grade	$5	5	24
Non-investment grade	247	170	567
Total credit impairment losses on residential MBS	$252	175	591

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan losses (1):
Range (2)	0-48%	1-43	0-58
Credit impairment distribution (3):
0 - 10% range	42	52	56
10 - 20% range	18	29	27
20 - 30% range	28	17	12
Greater than 30%	12	2	5
Weighted average (4)	12	9	11
Current subordination levels (5):
Range (2)	0-25	0-25	0-44
Weighted average (4)	4	7	8
Prepayment speed (annual CPR (6)):
Range (2)	3-19	2-27	5-25
Weighted average (4)	11	14	11

  Represents future expected credit losses on underlying pool of loans expressed as a percentage of total current outstanding loan balance.
  Represents the range of inputs/assumptions based upon the individual securities within each category.
  Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 42% of credit impairment losses recognized in earnings for the year ended December 31, 2011, had expected remaining life of loan loss assumptions of 0 to 10%.
  Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
  Represents current level of credit protection (subordination) for the securities, expressed as a percentage of total current underlying loan balance.
  Constant prepayment rate.